Restricted cash and time deposits - Schedule of restricted cash and time deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current:
Restricted time deposits	¥ 278,359		¥ 297,634
Total	278,359	$ 39,206	297,634
Non-current:
Restricted cash	2,804		9,180
Restricted time deposits	32,042		30,879
Total	¥ 34,846	$ 4,908	¥ 40,059